Schedule of Investments (unaudited)	iShares® Expanded Tech-Software Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Application Software — 58.6%
8x8 Inc.(a)	304,701	$1,569,210
ACI Worldwide Inc.(a)	291,976	7,559,259
Adobe Inc.(a)(b)	943,453	345,360,405
Alarm.com Holdings Inc.(a)	117,015	7,238,548
Altair Engineering Inc., Class A(a)(b)	132,403	6,951,158
Alteryx Inc., Class A(a)(b)	153,787	7,446,367
Ansys Inc.(a)	220,726	52,817,525
Appfolio Inc., Class A(a)(b)	51,115	4,633,064
Asana Inc., Class A(a)(b)	214,129	3,764,388
Aspen Technology Inc.(a)	71,111	13,061,668
Autodesk Inc.(a)	551,940	94,911,602
Avalara Inc.(a)	222,927	15,738,646
Bentley Systems Inc., Class B(b)	476,552	15,869,182
Bill.com Holdings Inc.(a)(b)	235,452	25,885,593
Black Knight Inc.(a)	395,736	25,877,177
Blackbaud Inc.(a)(b)	115,725	6,720,151
Blackline Inc.(a)(b)	137,060	9,128,196
Box Inc., Class A(a)(b)	364,371	9,160,287
BTRS Holdings Inc., Class 1(a)(b)	202,945	1,010,666
C3.ai Inc., Class A(a)(b)	183,904	3,358,087
Cadence Design Systems Inc.(a)	699,698	104,975,691
CDK Global Inc.(b)	295,403	16,179,222
Cerence Inc.(a)(b)	101,315	2,556,177
Ceridian HCM Holding Inc.(a)(b)	348,905	16,426,447
Citrix Systems Inc.	316,466	30,751,001
Confluent Inc., Class A(a)(b)	298,318	6,932,910
Consensus Cloud Solutions Inc.(a)	41,088	1,794,724
Coupa Software Inc.(a)	190,958	10,903,702
CS Disco Inc.(a)(b)	33,672	607,443
Datadog Inc., Class A(a)(b)	653,504	62,239,721
Descartes Systems Group Inc. (The)(a)(b)	215,127	13,350,782
Digital Turbine Inc.(a)	224,525	3,922,452
Docebo Inc.(a)(b)	35,339	1,013,169
DocuSign Inc.(a)(b)	507,467	29,118,456
Domo Inc., Class B(a)(b)	77,414	2,152,109
Dropbox Inc., Class A(a)	679,531	14,263,356
Duck Creek Technologies Inc.(a)(b)	193,084	2,867,297
Dynatrace Inc.(a)	500,642	19,745,321
E2open Parent Holdings Inc.(a)	453,739	3,530,089
Elastic NV(a)(b)	185,196	12,532,213
Envestnet Inc.(a)	109,005	5,752,194
Everbridge Inc.(a)(b)	100,363	2,799,124
Fair Isaac Corp.(a)(b)	65,836	26,393,652
Five9 Inc.(a)(b)	176,479	16,084,296
Guidewire Software Inc.(a)(b)	212,196	15,063,794
HubSpot Inc.(a)	115,145	34,618,344
InterDigital Inc.	78,345	4,763,376
Intuit Inc.	717,592	276,588,661
Jamf Holding Corp.(a)(b)	139,985	3,467,428
Lightspeed Commerce Inc.(a)(b)	340,845	7,600,844
LivePerson Inc.(a)(b)	178,248	2,520,427
LiveRamp Holdings Inc.(a)	174,213	4,496,438
Manhattan Associates Inc.(a)	160,279	18,367,973
Marathon Digital Holdings Inc.(a)(b)	275,452	1,470,914
Matterport Inc.(a)(b)	544,330	1,992,248
MicroStrategy Inc., Class A(a)(b)	23,912	3,928,742
Momentive Global Inc.(a)(b)	333,552	2,935,258
nCino Inc.(a)(b)	145,338	4,493,851
Security	Shares	Value
Application Software (continued)
NCR Corp.(a)(b)	347,075	$10,797,503
New Relic Inc.(a)	151,519	7,583,526
Nutanix Inc., Class A(a)	560,669	8,202,587
Open Text Corp.(b)	686,304	25,969,743
PagerDuty Inc.(a)(b)	199,396	4,941,033
Palantir Technologies Inc., Class A(a)(b)	4,149,182	37,633,081
Paycom Software Inc.(a)(b)	122,181	34,225,342
Paylocity Holding Corp.(a)	100,795	17,580,664
Pegasystems Inc.	103,882	4,969,715
PROS Holdings Inc.(a)(b)	103,304	2,709,664
PTC Inc.(a)	267,121	28,405,647
Q2 Holdings Inc.(a)(b)	145,615	5,616,371
Qualtrics International Inc., Class A(a)(b)	265,840	3,325,658
RingCentral Inc., Class A(a)	215,817	11,278,596
Riot Blockchain Inc.(a)(b)	278,741	1,167,925
Roper Technologies Inc.	268,731	106,054,689
Salesforce Inc.(a)	2,150,102	354,852,834
Smartsheet Inc., Class A(a)	327,101	10,280,784
Splunk Inc.(a)	408,359	36,123,437
Sprout Social Inc., Class A(a)	118,217	6,864,861
SPS Commerce Inc.(a)	91,653	10,361,372
Sumo Logic Inc.(a)	234,667	1,757,656
Synopsys Inc.(a)	388,474	117,979,554
Trade Desk Inc. (The), Class A(a)(b)	1,121,744	46,989,856
Tyler Technologies Inc.(a)	105,238	34,989,530
Unity Software Inc.(a)(b)	420,599	15,486,455
Verint Systems Inc.(a)	164,614	6,971,403
Vonage Holdings Corp.(a)	640,593	12,068,772
Workday Inc., Class A(a)	504,045	70,354,601
Workiva Inc.(a)(b)	122,505	8,084,105
Zendesk Inc.(a)	311,200	23,050,584
Zoom Video Communications Inc., Class A(a)(b)	576,621	62,257,769
		2,576,196,342
Interactive Home Entertainment — 6.6%
Activision Blizzard Inc.	1,983,919	154,467,933
Electronic Arts Inc.	713,562	86,804,817
Take-Two Interactive Software Inc.(a)	401,116	49,148,744
		290,421,494
Interactive Media & Services — 0.9%
Snap Inc., Class A, NVS(a)(b)	2,770,313	36,374,210
Systems Software — 33.9%
Appian Corp.(a)(b)	104,409	4,944,810
BlackBerry Ltd.(a)(b)	1,320,817	7,119,204
CommVault Systems Inc.(a)(b)	113,264	7,124,306
Crowdstrike Holdings Inc., Class A(a)(b)	541,371	91,253,496
Dolby Laboratories Inc., Class A(b)	164,645	11,781,996
Fortinet Inc.(a)	1,690,357	95,640,399
Mandiant Inc.(a)	609,610	13,301,690
Microsoft Corp.	1,519,350	390,214,660
N-able Inc.(a)(b)	176,479	1,588,311
NortonLifeLock Inc.	1,476,391	32,421,546
Oracle Corp.	3,994,357	279,085,724
Palo Alto Networks Inc.(a)(b)	249,900	123,435,606
Ping Identity Holding Corp.(a)(b)	157,443	2,856,016
Progress Software Corp.(b)	111,688	5,059,466
Qualys Inc.(a)(b)	84,860	10,704,240
Rapid7 Inc.(a)(b)	147,941	9,882,459
SailPoint Technologies Holdings Inc.(a)(b)	239,462	15,009,478
SentinelOne Inc., Class A(a)(b)	471,690	11,004,528

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Systems Software (continued)
ServiceNow Inc.(a)	508,631	$241,864,213
Tenable Holdings Inc.(a)(b)	238,502	10,830,376
Teradata Corp.(a)	265,803	9,837,369
UiPath Inc., Class A(a)(b)	704,725	12,818,948
Varonis Systems Inc.(a)(b)	278,440	8,163,861
VMware Inc., Class A	512,820	58,451,224
Xperi Holding Corp.	265,442	3,830,328
Zscaler Inc.(a)(b)	204,142	30,521,270
Zuora Inc., Class A(a)	311,272	2,785,884
		1,491,531,408
Total Long-Term Investments — 100.0%
(Cost: $6,979,106,701)		4,394,523,454

Short-Term Securities

Money Market Funds — 6.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	261,862,275	261,836,089
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	3,330,000	$3,330,000

Total Short -Term Investments — 6.0%
(Cost: $265,114,423)		265,166,089

Total Investments in Securities — 106.0%
(Cost: $7,244,221,124)		4,659,689,543
Liabilities in Excess of Other Assets — (6.0)%		(263,429,183)

Net Assets — 100.0%		$4,396,260,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$224,839,162	$36,974,823	(a)	$—		$10,363	$11,741	$261,836,089	261,862,275	$166,681	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,730,000	—		(400,000	)(a)	—	—	3,330,000	3,330,000	10,510		—
						$10,363	$11,741	$265,166,089		$177,191		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	12	09/16/22	$1,540	$(21,466)
Russell 2000 E-Mini Index	5	09/16/22	427	964
				$(20,502)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech-Software Sector ETF
June 30, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,394,523,454	$—	$—	$4,394,523,454
Money Market Funds	265,166,089	—	—	265,166,089
	$4,659,689,543	$—	$—	$4,659,689,543
Derivative financial instruments(a)
Assets
Futures Contracts	$964	$—	$—	$964
Liabilities
Futures Contracts	(21,466)	—	—	(21,466)
	$(20,502)	$—	$—	$(20,502)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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